Pension obligations - Schedule of actuarial assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Discount rate	0.20%	0.20%
Interest credited on savings accounts	0.20%	0.20%
Future salary increases	1.50%	1.50%
Future pension increases	0.00%	0.00%